CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Net earnings (loss)	(36.7)
Employee future benefits liability adjustment
Gross amount	6.6
Tax (expense) recovery	0
Net amount	6.6
Reclassification of amortization of employee future benefits
Gross amount	0
Tax (expense) recovery	0
Net amount	0
Unrealized net gain on cash flow revenue hedges
Gross amount	0
Tax (expense) recovery	0
Net amount	0
Reclassification of net (gain) loss on cash flow revenue hedges
Gross amount	0
Tax (expense) recovery	0
Net amount	0
Unrealized gain (loss) on interest rate hedges
Gross amount	0
Tax (expense) recovery	0
Net amount	0
Other comprehensive income (loss) from continuing operations, net of taxes	6.6
Employee future benefits liability adjustment
Gross amount	0
Tax (expense) recovery	0
Net amount	0
Reclassification of amortization of employee future benefits
Gross amount	0
Tax (expense) recovery	0
Net amount	0
Foreign currency translation adjustments, net of related hedging activities
Gross amount	0
Tax (expense) recovery	0
Net amount	0
Other comprehensive income (loss) from discontinued operations, net of taxes	0
Total comprehensive income (loss)	(30.1)
Comprehensive (income) loss attributable to non-controlling (interest) deficit:
Net (earnings) loss attributable to non-controlling interest (note 8)	1.5
Other comprehensive (income) loss, net of taxes	0
Comprehensive (income) loss attributable to non-controlling interest	1.5
Comprehensive income (loss) attributable to the company	(28.6)
Predecessor [Member]
Net earnings (loss)		650.3	(976.6)	(398.2)
Employee future benefits liability adjustment
Gross amount		(32.0)	(47.0)	16.9
Tax (expense) recovery		0	0.3	(4.1)
Net amount		(32.0)	(46.7)	12.8
Reclassification of amortization of employee future benefits
Gross amount		3.9	5.0	2.9
Tax (expense) recovery		(0.9)	(1.6)	(1.0)
Net amount		3.0	3.4	1.9
Unrealized net gain on cash flow revenue hedges
Gross amount		0	0	5.8
Tax (expense) recovery		0	0	(1.6)
Net amount		0	0	4.2
Reclassification of net (gain) loss on cash flow revenue hedges
Gross amount		0	(1.4)	(15.1)
Tax (expense) recovery		0	0.4	4.2
Net amount		0	(1.0)	(10.9)
Unrealized gain (loss) on interest rate hedges
Gross amount		0	0	0.3
Tax (expense) recovery		0	0	(0.1)
Net amount		0	0	0.2
Other comprehensive income (loss) from continuing operations, net of taxes		(29.0)	(44.3)	8.2
Employee future benefits liability adjustment
Gross amount		0.3	0.1	(0.5)
Tax (expense) recovery		0	(0.1)	0.2
Net amount		0.3	0	(0.3)
Reclassification of amortization of employee future benefits
Gross amount		0	0.2	0.2
Tax (expense) recovery		0	(0.1)	(0.1)
Net amount		0	0.1	0.1
Foreign currency translation adjustments, net of related hedging activities
Gross amount		4.0	0.4	(0.4)
Tax (expense) recovery		0	0.5	(0.9)
Net amount		4.0	0.9	(1.3)
Other comprehensive income (loss) from discontinued operations, net of taxes		4.3	1.0	(1.5)
Total comprehensive income (loss)		625.6	(1,019.9)	(391.5)
Comprehensive (income) loss attributable to non-controlling (interest) deficit:
Net (earnings) loss attributable to non-controlling interest (note 8)		(31.9)	2.6	1.3
Other comprehensive (income) loss, net of taxes		0	0	(0.1)
Comprehensive (income) loss attributable to non-controlling interest		31.9	2.6	1.2
Comprehensive income (loss) attributable to the company		593.7	(1,017.3)	(390.3)